Acquisitions - Additional Information (Detail) $ in Millions, $ in Millions	Apr. 06, 2020 CAD ($)	Oct. 31, 2020 CAD ($)	Apr. 06, 2020 USD ($)
Bottom of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	3 years
Top of range [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Amortization period	8 years
Clearpool Group Inc [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Acquisition of the business	$ 196	$ 207	$ 139
Acquired intangible assets	85
Acquired goodwill	132
Contingent consideration	$ 11		$ 7